Accrued expenses (Tables)	6 Months Ended
Jun. 30, 2026
Payables and Accruals [Abstract]
Schedule of Accrued Expenses
Accrued expenses comprise of:

	June 30, 2026	December 31, 2025
(in $ millions)
Accrued interest(1)	4.4	4.6
Accrued operating expenses	1.4	0.8
Other accrued expenses (2)	1.5	1.0
Total	7.3	6.4

(1) Accrued interest pertains to unpaid interest on the sale and leaseback financing for “Mount Bandeira”, “Mount Elbrus”, “Mount Hua”, “Mount Matterhorn”, “Mount Neblina”, “Mount Denali”, “Mount Aconcagua” and “Mount Emai”. Bareboat payments on the leases for these vessels are paid in arrears.
(2) Other accrued expenses include accruals for commissions, audit fees, legal fees and management fees.